SCHEDULE OF CARRYING AMOUNTS OF RIGHT-OF-USE ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Right of use asset
Accumulated depreciation of right of use assets (related party)		(997,456)
Impairment		(10,151,645)
Buildings related party [member]
IfrsStatementLineItems [Line Items]
Right of use asset		$ 11,149,101